Dividends	6 Months Ended
Jun. 30, 2024
Dividends
Dividends

14.   Dividends

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend: $0.10 per share	—	—	60	60
Interim dividend: $0.10 per share	60	59	60	59
Cash dividends on preferred shares declared and paid:
Interim dividend	—	—	6	6
Interim dividend	6	6	6	6
	66	65	132	131

On February 20, 2024, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on March 27, 2024 to shareholders of record on March 13, 2024. On February 20, 2024, the Board approved an interim cash dividend on the annual 9% dividend of the preferred shares. The interim cash dividend of €6 million ($6 million) was paid on March 27, 2024.

On April 23, 2024, the Board approved an interim cash dividend cash $0.10 per ordinary share. The interim cash dividend of $60 million was paid on June 26, 2024 to shareholders of record on June 12, 2024. On April 23, 2024, the Board approved an interim cash dividend on the annual 9% dividend of the preferred shares. The interim cash dividend of €6 million ($6 million) was paid on June 26, 2024.